Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Sep. 14, 2016
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	94,598,369	62,166,673	20,000,000
Ordinary shares - fully paid	$ 48,781	$ 36,642